Note 7 - Notes Payable	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

NOTE 7 - NOTES PAYABLE

Notes payable at December 31, 2014 and 2013 consist of the following:

	December 31,
	2014	2013

Note payable for mining equipment, payable $5,556 monthly, including interest (a)	$--	$42,927
Note payable for mining equipment, payable $950 monthly, including interest (b)	14,057	23,302
Note payable for mining equipment, payable $6,060 monthly, including interest (c)	6,033	76,313
Note payable for lab equipment, payable $9,122 monthly, including interest (d)	18,246	--
Note payable for mining equipment, payable $1,339 monthly, including interest (e)	55,720	--
Note payable for mine site vehicle, payable $628 monthly (f)	20,736	28,276
Note payable for mining equipment, payable $5,000 monthly, including interest (g)	--	9,932
Note payable for mining equipment, payable $2,250 monthly, including interest (h)	--	8,898
Note payable to an insurance company, payable $21,531monthly, including interest (i)	149,036	--
Note payable to an insurance company, payable $6,094 monthly, including interest (j)	42,211	--
Note payable to an insurance company, payable $4,447 monthly, including interest (k)	--	132,576
Note payable to an insurance company, payable $4,447 monthly, including interest (l)	--	29,767
	306,039	351,991
Less: Current Portion	(246,894)	(311,165)
Notes Payable, Long-Term Portion	$59,145	$40,826

(a)

On July 7, 2011, the Company purchased mining equipment for $198,838 by issuing a note with an implicit interest rate of 9.34%. The note is collateralized by the mining equipment with payments of $5,556 for 36 months, which started on August 15, 2011.

(b)

On April 17, 2012, the Company purchased mining equipment for $40,565 by issuing a note with an effective interest rate of 11.279%. The note is collateralized by the mining equipment with payments of $950 for 48 months, which started on May 1, 2012.

(c)

On July 23, 2012, the Company purchased mining equipment for $169,500 by issuing a note with an interest rate of 5.5%. The note is collateralized by the mining equipment with payments of $6,060 for 30 months, which started on August 25, 2012.

(d)

On April 16, 2014, the Company purchased lab equipment for $109,493 by depositing and issuing a non-interest bearing note in the amount of $91,229. The note is collateralized by the lab equipment with payments of $9,122 for ten months, which started in May 2014.

(e)

On October 31, 2014, the Company purchased mining equipment for $65,120 by depositing and issuing a note in the amount of $57,900 with an interest rate of 5.2%. The note is collateralized by the mining equipment with payments of $1,339 for 48 months, which started on November 30, 2014.

(f)

On September 20, 2012, the Company purchased a vehicle for the mine site for $37,701 by issuing a non-interest bearing note. The note is collateralized by the vehicle with payments of $628 for 60 months, which started on October 20, 2012.

(g)

On November 16, 2012, the Company purchased a piece of mining equipment that had been leased for $67,960 by issuing a note with an effective interest rate of 5.5%. The note is collateralized by the mining equipment with payments of $3,518 for three months, then $5,000 for twelve months.

(h)

On November 16, 2012, the Company purchased a piece of mining equipment that had been leased for $33,748 by issuing a note with an effective interest rate of 5.5%. The note is collateralized by the mining equipment with payments of $1,632 for five months, then $2,250 for twelve months

(i)

The Company signed a note payable with an insurance company dated October 31, 2014 for directors’ and officers’ insurance, due in monthly installments, including interest at 3.15%. The note will mature on July 2015.

(j)	The Company signed a note payable with an insurance company dated October 31, 2014 for liability insurance, due in monthly installments, including interest at 3.15%. The note will mature on July 2015.

(k)

The Company signed a note payable with an insurance company dated October 17, 2012 for directors' and officers' insurance, due in monthly installments, including interest at 3.15%. The note matured in September 2013 and was repaid.

(l)

The Company signed a note payable with an insurance company dated October 17, 2012 for liability insurance, due in monthly installments, including interest at 4.732%. The note matured in July 2013 and was repaid.

The following is a schedule of the principal maturities on these notes for the next four years:

2015	$246,894
2016	25,457
2017	20,615
2018	13,073
Total Notes Payable	$306,039

During the 2014 and 2013, the Company's interest payments totaled $10,460 and $23,180, respectively.